Document And Entity Information	Nov. 22, 2022
Document Information Line Items
Entity Registrant Name	NOWTRANSIT INC.
Trading Symbol	N/A
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001784440
Document Period End Date	Nov. 22, 2022
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	NV
Entity File Number	333-234487
Entity Tax Identification Number	98-1498782
Entity Address, Address Line One	2825 East Cottonwood Parkway
Entity Address, Address Line Two	Suite 500 - #5130
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84121
City Area Code	(801)
Local Phone Number	382-7806
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	N/A
Security Exchange Name	NONE